Financial Risks - Schedule of Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Master netting agreements collateral	€ 120	€ 30
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	161,607	157,869
Cash collateral	5,207	3,163
Securities collateral	4,752	5,171
Letters of credit /guarantees collateral	439	801
Real estate property collateral	57,009	49,756
Master netting agreements collateral	4,606	4,867
Other collateral	1,960	1,886
Total collateral	73,972	65,644
Surplus collateral	25,081	20,576
Net exposure	112,715	112,800
Credit risk [member] | Debt securities - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	81,253	84,344
Letters of credit /guarantees collateral	169	242
Total collateral	169	242
Net exposure	81,084	84,102
Credit risk [member] | Debt securities - carried at amortized cost [Member]
Disclosure of credit risk exposure [line items]
Letters of credit /guarantees collateral		14
Total collateral		14
Net exposure		(14)
Credit risk [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,307	6,809
Securities collateral	484	719
Total collateral	484	719
Surplus collateral	29	25
Net exposure	5,852	6,115
Credit risk [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36,240	33,562
Cash collateral	2,535	2,437
Letters of credit /guarantees collateral	136	379
Real estate property collateral	57,009	49,756
Total collateral	59,680	52,573
Surplus collateral	23,589	19,271
Net exposure	149	260
Credit risk [member] | Private loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,103	3,642
Cash collateral	45	79
Total collateral	45	79
Net exposure	4,058	3,563
Credit risk [member] | Other loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,310	2,164
Other collateral	1,960	1,886
Total collateral	1,960	1,886
Surplus collateral	1,238	1,195
Net exposure	1,589	1,473
Credit risk [member] | Other financial assets - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,551	2,586
Net exposure	3,551	2,586
Credit risk [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,337	5,563
Cash collateral	2,627	647
Securities collateral	233	56
Letters of credit /guarantees collateral	31	29
Master netting agreements collateral	4,606	4,867
Total collateral	7,496	5,599
Surplus collateral	225	85
Net exposure	66	48
Credit risk [member] | Reinsurance assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,505	19,200
Securities collateral	4,035	4,395
Letters of credit /guarantees collateral	104	137
Total collateral	4,139	4,532
Net exposure	€ 16,366	€ 14,667